Stock and Incentive Plan - 2010 Plan (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized						1,000,000
Stock based compensation expense	$ 21,000	$ 121,000	$ 329,000	$ 323,000	$ 255,000
Restricted shares | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized						100,000
Term of continuous service for vesting awards	4 years		4 years
Stock option | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized						900,000
Term of continuous service for vesting awards	5 years		5 years
Contractual terms for non-controlling participants	10 years		10 years
Performance-based stock options | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized						500,000
Number of shares awarded under stock options		40,000	50,000	10,000
Stock based compensation expense				$ 0
Nonperformance-based stock options
Stock and Incentive Plans
Number of shares awarded under stock options	44,080
Nonperformance-based stock options | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares awarded under stock options		20,000	30,000	10,000